Statements of Net Asset Available for Benefits (Statement) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash	$ 25,474	$ 293,208
Investments at fair value	3,857,689,312	3,581,786,164
Receivables
Accrued income	44,082	33,780
Due from broker	5,109,285	3,041,204
Employer contributions	5,821,529	5,679,326
Participant loans	29,315,929	29,892,262
Total assets	3,898,005,611	3,620,725,944
Liabilities
Due to broker	5,376,572	2,512,426
Net assets available for benefits at end of year	$ 3,892,629,039	$ 3,618,213,518